Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Zevenbergen Growth Fund Series | Zevenbergen Growth Fund - Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	34.50%	64.41%	(54.65%)	(8.85%)	124.61%	38.08%	6.07%	33.98%	(2.87%)
Zevenbergen Genea Fund | Zevenbergen Genea Fund - Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	34.76%	71.91%	(58.75%)	(4.03%)	144.99%	28.62%	10.97%	52.22%	(0.29%)